Operating expenses - Continuing operations (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number and average number of employees
Average number of employees	61,400	64,200	67,600
Temporary employees	3,200	4,100	4,000
Number of employees	59,900	62,900	65,400
UK
Number and average number of employees
Number of employees	42,500	44,600	46,600
USA
Number and average number of employees
Number of employees	300	400	500
Europe
Number and average number of employees
Number of employees	3,800	4,100	4,100
Rest of the World
Number and average number of employees
Number of employees	13,300	13,800	14,200
Operating segment | Retail Banking
Number and average number of employees
Number of employees	17,200	19,600	21,300
Operating segment | Ulster Bank RoI
Number and average number of employees
Number of employees	2,600	2,700	2,900
Operating segment | Commercial Banking
Number and average number of employees
Number of employees	9,700	9,700	9,800
Operating segment | Private Banking
Number and average number of employees
Number of employees	2,200	1,900	1,900
Operating segment | RBS International
Number and average number of employees
Number of employees	1,500	1,600	1,600
Operating segment | NatWest Markets
Number and average number of employees
Number of employees	2,100	5,000	4,500
Operating segment | Central items & other
Number and average number of employees
Number of employees	24,600	22,400	23,400